NOTE 12 - Share Capital	12 Months Ended
Dec. 31, 2025
Notes
NOTE 12 - Share Capital:

NOTE 12 - Share Capital:

	Number of shares
	December 31, 2025	December 31, 2024
	Issued and outstanding	Issued and outstanding
Common shares	22,666,842	17,327,716

Ordinary Shares:

Ordinary Shares confer upon their holders, the right to receive notice of, and to participate in, all general meetings of the Company, to vote in such meetings, to receive dividends, and to participate in the distribution of the surplus assets of the Company in the event of liquidation of the Company.

Balance as of December 31, 2023	13,676,798
Issuance of units of securities (Note 12e)	603,904
Exercise of employee and consultant stock options (Note 12c)	106,132
Conversion of convertible loans into equity (Note 12d)	2,940,882
Balance as of December 31, 2024	17,327,716
Issuance of shares upon vesting of RSUs (Note 12j)	11,114
Exercise of investor warrants (Notes 12h and 12l)	1,291,523
Issuance of shares in public offering (Note 12m)	2,846,854
Exercise of employee and consultant stock options and warrants (Notes 12i and 12k)	19,877
Conversion of convertible loans into equity (Note 12g)	1,169,758
Balance as of December 31, 2025	22,666,842

a.The Company is authorized to issue an unlimited number of common shares.

b.On May 27, 2024, the Company’s shareholders approved a 35-for-1 share consolidation, (hereinafter referred to as the 35:1 Share Consolidation) of the Company’s common shares pursuant to which the holders of the Company’s common shares received one common share in exchange for every 35 common shares held. The 35:1 Share Consolidation was approved by the Canadian Securities Exchange and is effective from June 3, 2024. All common shares (issued and unissued) were consolidated on the basis that every 35 common shares of no-par value were consolidated into 1 common share of no-par value.

c.During 2024 the Company issued 106,132 common shares as a result of exercise of options. The increase in share capital and premium as a result of this transaction is $408.

d.During 2024 the Company issued 2,940,882 common shares as a result of the conversion of convertible loans. Based on the terms of the convertible loans, upon conversion, the Company also issued 1,359,216 Early Conversion warrants with an exercise price of $7.77. 1,178,501 warrants are exercisable until October 30, 2025, and 180,715 are exercisable until December 22, 2025. The increase in share capital and premium as a result of this transaction is $22,823 which consist of $20,527 as a result of the conversion of convertible loans into common shares and $2,296 as a result of issuance of the warrants.

e.On June 28, 2024, the Company completed a private placement financing by issuing 603,904 units at a price of $7.17 per unit. Each unit consists of one common share of the Company and one quarter (1/4) of one $7.68 warrant and one quarter (1/4) of one $11.52 warrant. Each whole $7.68 warrant will entitle the holder to purchase one common share and is exercisable for a period of 6 months. Each whole $11.52 warrant will entitle the holder to purchase one common share and is exercisable of a period of 18 months. The total proceeds from the private placement were $4,330. The increase in share capital and premium as a result of this transaction is $4,330.

f.During 2025 the Company extended the expiry date of 503,033 Early Conversion Warrants and 257,143 Major Investor Warrants by additional 24 months in connection with the new loan facilities (Note 10C).

g.On September 19, 2025, as part of the Equity Offering, the Company issued 1,169,758 common shares as a result of the conversion of convertible loans (Note 10D). The net increase in share capital and premium as a result of this transaction is $7,236.

h.On September 19, 2025, as part of the Equity Offering, the Company issued 1,102,244 common shares as a result of the exercise of 836,361 Early Conversion Warrants, 143,921 Major Investor warrants and 121,962 warrants issued on June 28, 2024 (Note 10C). The net increase in share capital and premium as a result of this transaction is $7,031. The exercise price of the exercised warrants was reduced from $7.77 and $11.52 to $6.50 per share.

i.On September 19, 2025, as part of the Equity Offering, the Company issued 10,948 common shares as a result of exercise of warrants (Note 13t). The net increase in share capital and premium as a result of this transaction is $71.

j.During 2025 the Company issued 11,114 common shares in lieu of vested RSUs.

k.During 2025 the Company issued 8,929 common shares as a result of exercise of options. The increase in share capital and premium as a result of this transaction is $36.

l.In October 2025, the Company issued 189,279 common shares as a result of the exercise of 72,169 Early Conversion Warrants and 117,110 Major Investor warrants. The net increase in share capital and premium as a result of this transaction is $1,471.

m.On November 11, 2025, the Company completed a public offering of its common shares. As part of the offering, the Company issued 2,846,854 common shares at a price of $7.00 per share. Transaction costs directly attributable to the issuance of the shares, including underwriting fees and commissions, legal and accounting costs, amounting to $1,666. The net increase in share capital and premium as a result of this transaction is $18,262.

n.The following table summarizes information about the warrants outstanding as at December 31, 2025:

Warrants Outstanding
December 31, 2025	Exercise Price	Expiry Date
257,143	$7.77	October 30, 2027
276,567	$7.77	October 30, 2027
22,994	$7.77	December 22, 2027
556,704	-	-